Schedule of interest in subsidiaries (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.63%	98.56%	98.53%	98.22%
THCL Travel Holding Cyprus Limited [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	100.00%	100.00%
Yatra USA Corp [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	100.00%	100.00%
Yatra USA, LLC [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	100.00%	100.00%
Asia Consolidated DMC Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	100.00%	100.00%
Middle East Travel Management Company Private Limited [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	100.00%	100.00%
Yatra Online Private Limited [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.63%	98.56%
Yatra Corporate Hotel Solutions Private Limited [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.63%	98.56%
TSI Yatra Private Limited [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.63%	98.56%
Yatra Tg Stays Private Limited [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.63%	98.56%
Yatra Hotel Solutions Private Limited [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.63%	98.56%
Air Travel Bureau Limited [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.63%	98.56%
Travel Co. In. Limited [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.63%	98.56%
Yatra Online Freight Services Private Limited [member]
Disclosure of subsidiaries [line items]
Equity interest in subsidiary (as a percent)	98.63%